Reconciliation of loss after income tax to net cash used in operating activities	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Reconciliation of loss after income tax to net cash used in operating activities
Note 31. Reconciliation of loss after income tax to net cash used in operating activities

	2023	2022 restated	2021 restated
	A$’000	A$’000	A$’000

Loss after income tax expense from continuing operations	(20,465)	(25,014)	(8,420)

Adjustments for:
Depreciation & amortisation	1,869	1,869	1,265
Net fair value loss on financial assets	—	—	—
Share based payments	1,159	1,675	637
Foreign exchange differences	46	(2,154)	428
(Gain)/loss on remeasurement of contingent consideration	(2,097)	—	2,570

Change in operating assets & liabilities:	(19,488)	(23,624)	(3,520)
Decrease/(increase) in trade and other receivables	3,450	(7)	(5,027)
Decrease/(increase) in prepayments	365	(277)	(1,182)
Decrease/(increase) in trade and other payables	569	(528)	1,010
Decrease in deferred tax liability	(271)	(368)	(484)
Increase in other provisions	264	201	92
(Decrease)/increase in borrowings	(45)	1,841	—

Net cash used in operating activities	(15,156)	(22,762)	(9,111)